Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of components of income tax

Amounts in US$ ‘000	2024	2023
Current income tax liabilities	57,329	44,269
	57,329	44,269

Amounts in US$ ‘000	2024	2023	2022
Current income tax charge	(108,040)	(107,740)	(126,269)
Deferred income tax benefit (charge) (Note 17)	(37,752)	4,299	(44,205)
	(145,792)	(103,441)	(170,474)

Summary of income tax reconciliation

Amounts in US$ ‘000	2024	2023	2022
Profit before tax (a)	242,171	214,509	394,909

Income tax calculated at domestic tax rates applicable to Profit in the respective countries (mainly Colombia)	(127,804)	(123,202)	(157,315)
Tax losses where no deferred income tax benefit is recognized	(3,912)	(6,918)	(2,832)
Effect of currency translation on tax base	(21,252)	36,691	(10,797)
Changes in the income tax rate (b)	10,324	(8,853)	(3,820)
Write-down of deferred income tax benefits previously recognized (c)	(2,371)	(3,895)	(2,938)
Previously unrecognized tax losses	—	632	9,067
Income tax on dividends (d)	(1,335)	(2,595)	(3,038)
Non-taxable results (e)	558	4,699	1,199
Income tax	(145,792)	(103,441)	(170,474)
(a)	Includes tax losses from non-taxable jurisdictions (Bermuda) of US$ 38,709,000, US$ 39,526,000 and US$ 53,005,000 in 2024, 2023 and 2022, respectively.
(b)	Income tax rate in Colombia includes a surcharge that varies depending on different Brent oil prices (see below).
(c)	Includes write-down of tax losses and other deferred income tax assets in Brazil and Chile where there is insufficient evidence of future taxable profits to offset them, in accordance with the expected future cash-flows as of December 31, 2024, 2023 and 2022.
(d)	Includes income tax payable in Spain due to dividends received from subsidiaries.
(e)	Includes non-deductible expenses and non-taxable gains in each jurisdiction.

Summary of tax losses accumulated

Amounts in US$ ‘000	2024	2023	2022
Colombia	5,646	—	4,837
Brazil (a)	23,587	26,808	26,736
Chile (a) (c)	—	313,409	323,929
Argentina (b)	12,689	9,981	24,065
Spain (a)	—	6,936	7,205
Total tax losses as of December 31	41,922	357,134	386,772
a)	Taxable losses have no expiration date.
b)	Tax losses accumulated as of December 31, 2024, are: US$ 735,000, US$ 1,800,000, US$ 726,000, US$ 1,865,000 and US$ 7,563,000 expiring in 2025, 2026, 2027, 2028 and 2029, respectively.
c)	The Chilean business was divested on January 18, 2024.